Taxation - Summary of income tax related to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax related to components of other comprehensive income [abstract]
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	€ (1)	€ 11	€ 90
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	10	12	23
Changes in cash flow hedge reserve	(23)	(199)	(76)
Remeasurement of the net defined benefit asset/liability	(8)	(14)	(12)
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	(1)	7	(33)
Exchange rate differences and other	62	7	(18)
Total income tax related to components of other comprehensive income	€ 40	€ (176)	€ (25)